PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 52,702	$ 36,775
Construction in Progress	$ 406,709